Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of segments	1	1
Cash deposit	$ 64,000	$ 500,000
Salary contribution	$ 29,677		$ 14,512	$ 9,943
Tax benefit	50.00%	50.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency transaction (in Dollars)		$ 7.8
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency transaction (in Dollars)		$ 1